Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	DEFR14A
Entity Registrant Name	TEXTRON INC.
Entity Central Index Key	0000217346
Amendment Flag	true
Amendment Description	This revised definitive proxy statement (“Proxy Statement”) of Textron Inc. (the “Company”) amends, supersedes and replaces in its entirety the definitive proxy statement filed with the U.S. Securities and Exchange Commission on March 5, 2026 (the “Original Proxy Statement”) in connection with the Company’s 2026 Annual Meeting of Shareholders scheduled to be held virtually via a live audio webcast at www.virtualshareholdermeeting.com/TXT2026 on April 29, 2026, at 11:00 a.m. (Eastern Time). This Proxy Statement is being filed solely to (i) correct a typographical error on page 7 of the Original Proxy Statement pertaining to the year that a Director joined the Board of Directors, (ii) remove Inline XBRL tagging incorrectly applied to certain disclosures under the headings “Compensation of Directors” and “Director Stock Ownership Requirements” on pages 17 and 18 of the Original Proxy Statement, respectively, and (iii) include the required Inline XBRL tagging of disclosures under the heading “Timing of Option Awards” on page 58 of the Original Proxy Statement. Except as specifically discussed in this Explanatory Note, this Proxy Statement does not otherwise modify or update any other disclosures presented in the Original Proxy Statement.